--------------------------------------------------------------------------------

                              NEW YORK EQUITY FUND
                              --------------------

                               SEMI-ANNUAL REPORT
                               September 30, 1999
                                   (Unaudited)


  INVESTMENT ADVISOR                                      ADMINISTRATOR
  ------------------                                      -------------
 PINNACLE ADVISORS LLC                           COUNTRYWIDE FUND SERVICES, INC.
4605 E. Genesee Street                                    P.O. Box 5354
DeWitt, New York 13214                            Cincinnati, Ohio 45201-5354
    1.315.251.1101                                       1.888.899.8344


--------------------------------------------------------------------------------

                              NEW YORK EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1999
                                   (Unaudited)

ASSETS
       Investment securities, at market value (Cost $6,081,446)    $  6,891,875
       Dividends receivable                                               1,416
       Receivable for capital shares sold                                   500
       Receivable from Advisor (Note 3)                                  17,976
       Organization expenses, net (Note 1)                               26,157
       Other assets                                                      16,682
                                                                   ------------
            TOTAL ASSETS                                              6,954,606
                                                                   ------------
LIABILITIES
       Payable to Administrator (Note 3)                                  4,000
       Other accrued expenses                                             1,416
                                                                   ------------
            TOTAL LIABILITIES                                             5,416
                                                                   ------------

NET ASSETS                                                         $  6,949,190
                                                                   ============
NET ASSETS CONSIST OF
Paid-in capital                                                    $  5,984,766
Accumulated net investment loss                                         (39,142)
Accumulated net realized gains from security transactions               193,137
Net unrealized appreciation on investments                              810,429
                                                                   ------------
NET ASSETS                                                         $  6,949,190
                                                                   ============
Shares of beneficial interest outstanding (unlimited
       number of shares authorized, no par value)                       478,988
                                                                   ============

Net asset value and redemption price per share (Note 1)            $      14.51
                                                                   ============

Maximum offering price per share (Note 1)                          $      15.23
                                                                   ============

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                             STATEMENT OF OPERATIONS

                       Six Months Ended September 30, 1999
                                   (Unaudited)

INVESTMENT INCOME
       Dividends                                                   $     27,295
                                                                   ------------

EXPENSES
       Investment advisory fees (Note 3)                                 33,554
       Accounting services fees (Note 3)                                 12,000
       Distribution expense (Note 3)                                      7,732
       Administrative services fees (Note 3)                              6,000
       Shareholder services and transfer agent fees (Note 3)              6,000
       Insurance expense                                                  5,860
       Amortization of organization expenses (Note 1)                     4,982
       Postage and supplies                                               4,897
       Trustees' fees and expenses                                        4,500
       Professional fees                                                  4,367
       Custodian fees                                                     4,262
       Shareholder reporting costs                                        4,086
       Registration fees                                                  2,674
       Pricing costs                                                        310
                                                                   ------------
             TOTAL EXPENSES                                             101,224
       Fees waived and expenses reimbursed by
             the Advisor (Note 3)                                       (34,787)
                                                                   ------------
             NET EXPENSES                                                66,437
                                                                   ------------

NET INVESTMENT LOSS                                                     (39,142)
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
       Net realized gains from security transactions                    165,008
       Net change in unrealized appreciation/
             depreciation on investments                                 34,353
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        199,361
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    160,219
                                                                   ============

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------
                                                                               Six Months
                                                                 Ended            Year
                                                              September 30,      Ended
                                                                  1999          March 31,
                                                              (Unaudited)         1999
-----------------------------------------------------------------------------------------
FROM OPERATIONS
      Net investment loss                                     $   (39,142)    $   (20,959)
      Net realized gains from security transactions               165,008          94,447
      Net change in unrealized appreciation/
           depreciation on investments                             34,353         525,613
                                                              -----------     -----------
Net increase in net assets from operations                        160,219         599,101
                                                              -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
      From net realized gains from security transactions               --         (29,519)
                                                              -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                   562,846       4,437,691
      Net asset value of shares issued in reinvestment
           of distributions to shareholders                            --          18,339
      Payments for shares redeemed                                (70,579)       (310,093)
                                                              -----------     -----------
Net increase in net assets from capital share transactions        492,267       4,145,937
                                                              -----------     -----------

TOTAL INCREASE IN NET ASSETS                                      652,486       4,715,519

NET ASSETS
      Beginning of period                                       6,296,704       1,581,185
                                                              -----------     -----------
      End of period                                           $ 6,949,190     $ 6,296,704
                                                              ===========     ===========
CAPITAL SHARE ACTIVITY
      Shares sold                                                  38,806         341,457
      Shares issued in reinvestment of
           distributions to shareholders                               --           1,297
      Shares redeemed                                              (4,828)        (23,480)
                                                              -----------     -----------
      Net increase in shares outstanding                           33,978         319,274
      Shares outstanding, beginning of period                     445,010         125,736
                                                              -----------     -----------
      Shares outstanding, end of period                           478,988         445,010
                                                              ===========     ===========

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                            Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended               Year              Period
                                                           September 30,         Ended              Ended
                                                               1999             March 31,          March 31,
                                                           (Unaudited)            1999             1998 (a)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    $       14.15      $       12.58      $       10.00
                                                          -------------      -------------      -------------
Income from investment operations:
      Net investment loss                                         (0.08)             (0.05)             (0.01)
      Net realized and unrealized gains on investments             0.44               1.69               2.59
                                                          -------------      -------------      -------------
Total from investment operations                                   0.36               1.64               2.58
                                                          -------------      -------------      -------------

Distributions from net realized gains                                --              (0.07)                --
                                                          -------------      -------------      -------------

Net asset value at end of period                          $       14.51      $       14.15      $       12.58
                                                          =============      =============      =============

Total return (b)                                                  2.54%             13.07%             25.80%
                                                          =============      =============      =============

Net assets at end of period                               $   6,949,190      $   6,296,704      $   1,581,185
                                                          =============      =============      =============

Ratio of net expenses to average net assets (c)                   1.98%(d)           1.97%              1.93%(d)

Ratio of net investment loss to average net assets              (1.17)%(d)         (0.60)%            (0.20)%(d)

Portfolio turnover rate                                             60%                96%                25%
-------------------------------------------------------------------------------------------------------------

(a) Represents the period from the initial public offering of shares (May 12, 1997) through March 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c) Ratios of expenses to average net assets, assuming no waiver of fees and reimbursement of expenses by the Advisor, would have been 3.02%(d), 4.49% and 13.85%(d) for the periods ended September 30, 1999 and March 31, 1999 and 1998, respectively (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1999
                                   (Unaudited)
                                                                       Market
    Shares                                                              Value
    ------                                                              -----
              COMMON STOCKS - 98.8%
              COMPUTER PERIPHERAL - 13.8%
    10,000    EMC Corporation (a)                                   $    714,375
     2,000    International Business Machines Corporation                242,750
                                                                    ------------
                                                                         957,125
                                                                    ------------
              COMPUTER SOFTWARE - 10.1%
     5,500    Computer Associates International, Inc.                    336,875
     4,000    Microsoft Corporation (a)                                  362,250
                                                                    ------------
                                                                         699,125
                                                                    ------------
              CONGLOMERATES - 3.4%
     2,000    General Electric Company                                   237,125
                                                                    ------------
              CONSUMER, CYCLICAL - 7.5%
     6,000    Time Warner, Inc.                                          364,500
     5,600    Tommy Hilfiger Corporation (a)                             157,850
                                                                    ------------
                                                                         522,350
                                                                    ------------
              CONSUMER, NON-CYCLICAL - 10.2%
     3,000    Bristol-Myers Squibb Company                               202,500
     4,800    Colgate-Palmolive Company                                  219,600
     8,000    Pfizer, Inc.                                               287,500
                                                                    ------------
                                                                         709,600
                                                                    ------------
              ELECTRICAL EQUIPMENT - 6.4%
     6,500    Corning, Inc.                                              445,656
                                                                    ------------
              ENERGY - 1.1%
       700    Amerada Hess Corporation                                    42,875
       500    Texaco, Inc.                                                31,563
                                                                    ------------
                                                                          74,438
                                                                    ------------

                              NEW YORK EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1999
                                   (Unaudited)

                                                                       Market
    Shares                                                              Value
    ------                                                              -----
              COMMON STOCKS - 98.8% (CONTINUED)
              FINANCIAL SERVICES - 17.8%
     2,000    AXA Financial, Inc.                                   $    111,625
     5,000    The Bank of New York Company, Inc.                         167,187
     4,000    The Bear Stearns Companies, Inc.                           153,750
     2,500    Chase Manhattan Corporation                                188,437
     4,000    Lehman Brothers Holdings, Inc.                             233,250
       400    M&T Bank Corporation                                       183,600
     3,000    Merrill Lynch & Company, Inc.                              201,563
                                                                    ------------
                                                                       1,239,412
                                                                    ------------
              INDUSTRIAL - 7.9%
    16,000    Paychex, Inc.                                              546,000
                                                                    ------------
              INTERNET - 15.7%
    10,500    America Online, Inc. (a)                                 1,092,000
                                                                    ------------
              UTILITIES - 4.9%
     5,000    Bell Atlantic Corporation                                  336,563
       100    Consolidated Edison Company of New York                      4,150
                                                                    ------------
                                                                         340,713
                                                                    ------------

              TOTAL COMMON STOCKS - 98.8% (Cost $6,053,115)         $  6,863,544
                                                                    ------------
              MONEY MARKET FUND - 0.4%
    28,331    The Milestone Funds Treasury Obligations
              Portfolio - Investor Shares (Cost $28,331)            $     28,331
                                                                    ------------

              TOTAL INVESTMENT SECURITIES - 99.2%
              (Cost $6,081,446)                                     $  6,891,875

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                57,315
                                                                    ------------

              NET ASSETS - 100.0%                                   $  6,949,190
                                                                    ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the Fund) is a non-diversified series of The New York State Opportunity Funds (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940 (the 1940
Act), was organized as a Massachusetts business trust on November 20, 1996. The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the Advisor) purchased the initial shares of the Fund at $10 per share.
The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The redemption price per share is equal to the net asset value per share.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $6,134,387 as of September 30, 1999:

        Gross unrealized appreciation......................  $ 1,000,219
        Gross unrealized depreciation......................     (242,731)
                                                             -----------
        Net unrealized appreciation........................  $   757,488
                                                             ===========

The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $4,386,969 and $3,931,205, respectively, for the six months ended September 30, 1999.

3.   TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.

The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.98% of average daily net assets. Accordingly, the Advisor voluntarily waived its investment advisory fees of $33,554 and reimbursed the Fund for $1,233 of other operating expenses for the six months ended September 30, 1999.

Certain trustees and officers of the Trust are also officers of the Advisor.

                              NEW YORK EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)

ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee.

Certain officers of the Trust are also officers of CFS.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $17 per shareholder account, subject to a $1,000 monthly minimum fee. In addition, the Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current net asset levels, of $2,000 from the Fund. In addition, the Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations for the Fund's portfolio securities.

PORTFOLIO TRANSACTIONS
All  of  the  Fund's  portfolio   transactions  are  executed  through  Pinnacle
Investments, Inc., an affiliate of the Advisor. For the six months ended September 30, 1999, brokerage commissions of $14,775 were charged to the Fund.

UNDERWRITING AGREEMENT
Pinnacle Investments, Inc. (the Underwriter), an affiliate of the Advisor, is the Fund's principal underwriter and, as such, acts as exclusive agent for the distribution of the Fund's shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $5,573 from underwriting and broker commissions on the sale of shares of the Fund during the six months ended September 30, 1999.

Certain officers of the Trust are also officers of the Underwriter.

DISTRIBUTION PLAN
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund's shares, not to exceed 0.25% per annum of the Fund's average daily net assets. For the six months ended September 30, 1999, the Fund incurred $7,732 of such expenses under the Plan.